Note 33 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
33—
SUBSEQUENT EVENTS

On
February 27, 2020,
we decided to liquidate our Italian wholly-owned subsidiary EDAP Technomed Srl as the subsidiary continued to record financial losses. Liquidation process is currently being rolled out. Sales, distribution and service activities will be pursued through a dedicated distributor.

On
March 25, 2020,
the Board of Directors accepted the resignation of Mr. Philippe Chauveau as Chairman of the Board and, upon the recommendation of the Company’s Nomination Committee, the Board decided to combine the roles of Chairman of the Board and Chief Executive Officer and elected Mr. Marc Oczachowski as the new Chairman of the Board of Directors.

The novel COVID-
19
virus which has profoundly impacted the whole worldwide economy in early
2020
represents a new challenge for us all. We are currently closely monitoring the situation and have implemented numerous precautions and protective measures to safeguard our employees and to ensure an uninterrupted supply of our devices and disposables, including requiring the majority of our employees to work remotely, maintaining minimum supply chain activity and curtailing all business travel. Further, from
April 1, 2020,
our facility in Lyon, France has been closed with only minimal staff to expedite shipments of disposals at planned intervals. In the near term, we expect this situation to continue to cause decreased activity in our recurring business activity with some cancellations of ESWL and HIFU treatments. We also anticipate that device sales projects may
be postponed on a near-term basis as hospital purchase and investment decisions are put on hold. However, our sales cycles are long and we have in inventory several devices and accessories that are ready to be shipped when order activity resumes.